Intangible assets (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2022 ARS ($)
Statement [Line Items]
Balance at the period beginning			$ 69,436,000,000
Net book amount at beginning of period			69,436,000,000
Additions	$ 153,000,000		3,637,000,000
Disposals	(477,000,000)		(182,000,000)
Intangible assets, deconsolidation			(59,929,000,000)
Impairment			(66)
Previsions	(40,000,000)
Transfers			(3,000,000)
Currency translation adjustment	(29,000,000)		(4,067,000,000)
Depreciation charge	(227,000,000)		(3,924,000,000)
Balance at period end	4,282,000,000		4,902,000,000
Trademarks [Member]
Statement [Line Items]
Balance at the period beginning		$ 0	18,787,000,000
Net book amount at beginning of period	0		18,787,000,000
Additions		0		$ 0
Disposals		0		0
Intangible assets, deconsolidation		0		(17,405,000,000)
Transfers		0		0
Currency translation adjustment		0		(1,336,000,000)
Balance at period end			0		$ 0
Net book amount at end of period	0
Devaluation				0
Depreciation charge		0		(46,000,000)
Licenses [Member]
Statement [Line Items]
Balance at the period beginning		0	5,960,000,000
Net book amount at beginning of period	0		5,960,000,000
Additions		0		0
Disposals		0		0
Intangible assets, deconsolidation		0		(5,398,000,000)
Transfers		0		0
Currency translation adjustment		0		(426,000,000)
Balance at period end			0		0
Net book amount at end of period	0
Depreciation charge		0		(136,000,000)
Customer Relations [Member]
Statement [Line Items]
Balance at the period beginning		0		6,097,000,000
Net book amount at beginning of period	0		6,097,000,000
Additions		0		46,000,000
Disposals		0		0
Intangible assets, deconsolidation		0		(5,151,000,000)
Transfers		0		0
Currency translation adjustment		0		(448,000,000)
Balance at period end			0		0
Net book amount at end of period	0
Depreciation charge		0		(544,000,000)
Information Systems And Software [Member]
Statement [Line Items]
Balance at the period beginning				10,482,000,000
Net book amount at beginning of period	433,000,000		10,482,000,000
Additions		115,000,000		797,000,000
Disposals		0		(182,000,000)
Intangible assets, deconsolidation				(7,632,000,000)
Previsions		(40,000,000)	0
Transfers		0		(3,000,000)
Currency translation adjustment		(7,000,000)		(1,140,000,000)
Balance at period end			433,000,000		301,000,000
Net book amount at end of period	301,000,000
Depreciation charge		(200,000,000)		(1,889,000,000)
Goodwill [Member]
Statement [Line Items]
Balance at the period beginning				14,339,000,000
Net book amount at beginning of period	633,000,000		14,339,000,000
Additions		0		0
Disposals		(6,000,000)		0
Intangible assets, deconsolidation		0		(13,904,000,000)
Impairment	0		(66)
Transfers		0		0
Currency translation adjustment		(22,000,000)		264,000,000
Balance at period end	605,000,000
Depreciation charge		0		0
Net book amount at end of period	605,000,000		0
Contracts And Others [Member]
Statement [Line Items]
Balance at the period beginning		3,836,000,000		13,771,000,000
Net book amount at beginning of period	3,836,000,000		13,771,000,000
Additions		38,000,000		2,794,000,000
Disposals		(471,000,000)		0
Intangible assets, deconsolidation		0		(10,439,000,000)
Transfers		0		0
Currency translation adjustment		0		(981,000,000)
Balance at period end			3,836,000,000		3,376,000,000
Net book amount at end of period	$ 3,376,000,000
Depreciation charge		(27,000,000)		(1,309,000,000)
Accumulated Depreciation [Member]
Statement [Line Items]
Balance at period end			(2,125,000,000)		(2,484,000,000)
Balance at the period beginning		(2,125,000,000)		(85,226,000,000)
Accumulated Depreciation [Member] | Trademarks [Member]
Statement [Line Items]
Balance at period end			0		0
Balance at the period beginning		0		(1,648,000,000)
Accumulated Depreciation [Member] | Licenses [Member]
Statement [Line Items]
Balance at period end			0		0
Balance at the period beginning		0		(18,714,000,000)
Accumulated Depreciation [Member] | Customer Relations [Member]
Statement [Line Items]
Balance at period end			0		0
Balance at the period beginning		0		(32,213,000,000)
Accumulated Depreciation [Member] | Information Systems And Software [Member]
Statement [Line Items]
Balance at period end			1,266,000,000		(1,482,000,000)
Balance at the period beginning		(1,266,000,000)		(15,426,000,000)
Accumulated Depreciation [Member] | Goodwill [Member]
Statement [Line Items]
Balance at period end			0		0
Balance at the period beginning		0		0
Accumulated Depreciation [Member] | Contracts And Others [Member]
Statement [Line Items]
Balance at period end			(859,000,000)		(1,002,000,000)
Balance at the period beginning		(859,000,000)		(17,225,000,000)
Costs [Member]
Statement [Line Items]
Balance at period end			4,282,000,000		6,766,000,000
Balance at the period beginning		7,027,000,000		154,662,000,000
Costs [Member] | Trademarks [Member]
Statement [Line Items]
Balance at period end			0		0
Balance at the period beginning		0		20,435,000,000
Costs [Member] | Licenses [Member]
Statement [Line Items]
Balance at period end			0		0
Balance at the period beginning		0		24,674,000,000
Costs [Member] | Customer Relations [Member]
Statement [Line Items]
Balance at period end			0		0
Balance at the period beginning		0		38,310,000,000
Costs [Member] | Information Systems And Software [Member]
Statement [Line Items]
Balance at period end			(1,699,000,000)		1,783,000,000
Balance at the period beginning		1,699,000,000		25,908,000,000
Costs [Member] | Goodwill [Member]
Statement [Line Items]
Balance at the period beginning		633,000,000		14,339,000,000
Balance at period end			633,000,000		605,000,000
Costs [Member] | Contracts And Others [Member]
Statement [Line Items]
Balance at the period beginning		$ 4,695,000,000		$ 30,996,000,000
Balance at period end			$ 4,902,000,000		$ 4,378,000,000